Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 1,795,686	$ 2,098,762
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized gains on investments	(2,485,505)	(484,813)
Benefit for deferred federal income taxes	(99,545)	(761,215)
Amortization of deferred acquisition costs	7,464,380	8,489,322
Acquisition costs deferred	(8,738,111)	(8,849,807)
Net adjustment for premium and discount on investments	(39,768)	269,479
Depreciation and other amortization	752,103	687,059
Change in value of derivative investment	(2,400)	110,100
Changes in operating assets and liabilities:
Accrued investment income	(27,470)	(185,107)
Due premiums	54,621	275,240
Cash value of company-owned life insurance	(963,759)	(944,932)
Amounts recoverable from reinsurers	(1,871,963)	(6,214,758)
Benefit reserves	18,848,611	15,919,314
Policy claims	1,777,747	(204,232)
Liability for deposit-type contracts	136,502	139,553
Reserves for dividends and endowments and other	(37,461)	(80,464)
Other assets and other liabilities	(1,891,668)	(3,198,716)
NET CASH PROVIDED BY OPERATING ACTIVITIES	14,672,000	7,064,785
INVESTING ACTIVITIES
Purchases of available-for-sale securities	(105,730,100)	(39,049,112)
Sales of available-for-sale securities	36,136,804	5,948,093
Maturities of available-for-sale securities	58,762,403	28,238,140
Acquisitions of mortgage loans on real estate	(3,637,086)	(2,165,000)
Payments of mortgage loans on real estate	1,659,724	4,870,367
Purchases of state-guaranteed receivables		(1,750,727)
Payments of state-guaranteed receivables	595,540	595,040
Sale of investment in derivative	645,000
Acquisitions of short-term investments		(34,188)
Sales and maturities of short-term investments		34,188
Net reductions (additions) in other investments	331,865	(1,414,282)
Net additions to property and equipment	(194,856)	(746,624)
NET CASH USED IN INVESTING ACTIVITIES	(11,430,706)	(5,474,105)
FINANCING ACTIVITIES
Receipts from universal life policies credited to policyholder account balances	5,142,181	5,335,141
Return of policyholder account balances on universal life policies	(9,209,949)	(8,683,869)
Payments on notes payable	(3,864,471)	(4,112,642)
Proceeds from notes payable	3,417,800	5,809,918
Repurchases of common stock, net	(307,998)	(198,810)
Dividends paid	(285,471)	(265,129)
NET CASH USED IN FINANCING ACTIVITIES	(5,107,908)	(2,115,391)
DECREASE IN CASH AND CASH EQUIVALENTS	(1,866,614)	(524,711)
Cash and cash equivalents at beginning of year	6,009,905	6,534,616
CASH AND CASH EQUIVALENTS AT END OF YEAR	4,143,291	6,009,905
SUPPLEMENTAL INFORMATION
Cash paid during year for federal income taxes	$ 722,770	$ 865,182